Issued Capital and Reserves - Movements of Authorized Shares and Shares Issued (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2017 JPY (¥) shares	Dec. 31, 2016 JPY (¥) shares	Dec. 31, 2015 JPY (¥) shares
Disclosure of classes of share capital [Line Items]
Authorized shares (Share capital with no-par value), Beginning balance	690,000,000	690,000,000	400,000,000
Authorized shares (Share capital with no-par value), Conversion between common shares and class A shares			290,000,000
Authorized shares (Share capital with no-par value), Ending balance	690,000,000	690,000,000	690,000,000
Share capital, Beginning balance | ¥	¥ 77,856
Share capital, Initial public offering | ¥		¥ 126,277
Share capital, Ending balance | ¥	¥ 92,369	¥ 77,856
Common shares [member]
Disclosure of classes of share capital [Line Items]
Shares issued (Share capital with no-par value), Beginning balance	217,775,500		174,992,000
Shares issued (Share capital with no-par value), Conversion between common shares and class A shares		174,992,000	(174,992,000)
Shares issued (Share capital with no-par value), Initial public offering		40,250,000
Shares issued (Share capital with no-par value), Exercise of stock options	19,713,500	2,533,500
Shares issued (Share capital with no-par value), Issuance of common shares	1,007,810
Shares issued (Share capital with no-par value), Ending balance	238,496,810	217,775,500
Class A shares [member]
Disclosure of classes of share capital [Line Items]
Authorized shares (Share capital with no-par value), Beginning balance		190,872,500
Authorized shares (Share capital with no-par value), Ending balance			190,872,500
Shares issued (Share capital with no-par value), Beginning balance		174,992,000
Shares issued (Share capital with no-par value), Conversion between common shares and class A shares		(174,992,000)	174,992,000
Shares issued (Share capital with no-par value), Ending balance			174,992,000
Share capital [member]
Disclosure of classes of share capital [Line Items]
Share capital, Beginning balance | ¥	¥ 77,856	¥ 12,596	¥ 12,596
Share capital, Initial public offering | ¥		63,424
Share capital, Exercise of stock options | ¥	12,513	1,836
Share capital, Issuance of common shares | ¥	2,000
Share capital, Ending balance | ¥	¥ 92,369	¥ 77,856	¥ 12,596